Cost of revenues	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Cost of revenues

16. Cost of revenues

Amounts recorded as cost of revenues relate to direct expenses incurred in order to generate revenue, which consists primarily of cost of referral partners, service fee paid to third-party payment platforms, salary and welfare benefits, tax and surcharges and others, amortization and depreciation expenses, and cloud service fees. These costs are charged to the consolidated statements of operations and comprehensive loss as incurred. The following table presents the Group’s cost of revenues for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of referral partners	3,017,871	3,199,118	2,747,988
Service fee paid to third-party payment platforms	129,453	101,748	89,110
Salary and welfare benefits	7,790	6,828	3,720
Tax and surcharges and others	2,454	3,106	5,750
Amortization and depreciation	2,100	2,100	2,100
Cloud service fees	1,525	1,477	819
Total	3,161,193	3,314,377	2,849,487